Loan Receivable - Third Party	12 Months Ended
Dec. 31, 2024
Loan Receivable - Third Party [Abstract]
LOAN RECEIVABLE - THIRD PARTY

Note 6 — LOAN RECEIVABLE - THIRD PARTY

Loan receivable – third party consisted of the following:

	As of December 31,
	2023	2024	2024
	S$	S$	$
Borrower A	—	2,621,944	1,919,151
Loan receivable – third party	—	2,621,944	1,919,151

The Company provided Borrower A with a term loan of S$2,621,944 ($2,000,000), maturing on April 15, 2025, the loan shall bear interest at a fixed rate of five percent (5%) per annum.

As of the date of the issuance of consolidated financial statements, the Company has collected S$1,300,000 and extended the remaining balance of S$1,321,944 to October 15, 2025.